INTEREST-BEARING BANK BORROWINGS - Total borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST-BEARING BANK BORROWINGS
Beginning balance	$ 4,307	$ 10,457
Additions	50,234	7,897
Repayment of bank borrowings	(24,069)	(13,316)
Effect of foreign exchange rate changes	(115)	(731)
Ending balance	30,357	4,307
Interest-bearing bank borrowings
INTEREST-BEARING BANK BORROWINGS
Beginning balance	4,307	10,457
Additions	50,234	7,897
Repayment of bank borrowings	(24,069)	(13,316)
Effect of foreign exchange rate changes	(115)	(731)
Ending balance	$ 30,357	$ 4,307